Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	CZZ
Entity Registrant Name	COSAN LTD.
Entity Central Index Key	0001402902
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Class A common shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	148,343,668
Class B common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	96,332,044